Current and future income taxes - Taxable income (Details) (USD $)	Dec. 31, 2013
2029
Income Tax Disclosure [Line Items]
Tax credit carryforward, amount	$ 65,242
2030
Income Tax Disclosure [Line Items]
Tax credit carryforward, amount	1,102,400
2031
Income Tax Disclosure [Line Items]
Tax credit carryforward, amount	1,159,614
2033
Income Tax Disclosure [Line Items]
Tax credit carryforward, amount	$ 4,275,931